EMPLOYEE BENEFIT LIABILITIES (Schedule of Employee Benefit Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non- current
Accrued severance pay	$ 3,848	$ 2,807
Less - funds	(2,815)	(2,521)
Total Non- current	1,033	286
Current
Accrued vacation	953	679
Accrued recuperation	9	9
Total Current	$ 962	$ 688